Share capital	12 Months Ended
Oct. 31, 2019
Disclosure of classes of share capital [abstract]
Share capital [Text block]

10. Share capital

(a) Authorized and outstanding shares

The Company has two classes of shares as follows:

(i) Special redeemable voting preference shares - 2,000,000 authorized, nil issued and outstanding.

(ii) Common shares without par value – an unlimited number authorized. The holders of the common shares are entitled to receive dividends which may be declared from time to time, and are entitled to one vote per share at shareholder meetings of the Company. All common shares are ranked equally with regards to the Company's residual assets.

(b) Private placements

(i) In 2019, the Company completed four private placements with investors consisting of common shares with no warrants, pursuant to prospectus and registration exemptions set forth in applicable securities law. The Company received net proceeds of $212,968 and issued a total of 4,961,059 common shares.

(ii) In 2018, the Company completed thirty-three private placements with investors consisting of common shares with no warrants, pursuant to prospectus and registration exemptions set forth in applicable securities law. The Company received net proceeds of $866,200 and issued a total of 14,739,272 common shares.

(iii) In 2017, the Company completed twenty-four private placements with investors consisting of common shares, with no warrants, pursuant to prospectus and registration exemptions set forth in applicable securities law. The Company received net proceeds of $719,403 and issued a total of 3,873,223 common shares.